Fair Value Measurements (Fair Value Techniques) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	$ 214	$ 655
Customer Financing Notes Receivable	262	394
Short-Term Borrowings	(126)	(388)
Long-term debt (excluding capitalized leases)	(19,634)	(19,807)
Long-term liabilities	(80)	(283)
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	204	586
Customer Financing Notes Receivable	260	366
Short-Term Borrowings	(126)	(388)
Long-term debt (excluding capitalized leases)	(22,254)	(21,525)
Long-term liabilities	(74)	(253)
Level 1 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	0
Customer Financing Notes Receivable	0
Short-Term Borrowings	0
Long-term debt (excluding capitalized leases)	0
Long-term liabilities	0
Level 2 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	204
Customer Financing Notes Receivable	260
Short-Term Borrowings	0
Long-term debt (excluding capitalized leases)	(21,883)
Long-term liabilities	(74)
Level 3 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	0
Customer Financing Notes Receivable	0
Short-Term Borrowings	(126)
Long-term debt (excluding capitalized leases)	(371)
Long-term liabilities	$ 0